Condensed Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2019	Nov. 30, 2018
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	5,880,000	3,800,000
Common stock, shares outstanding	5,880,000	3,800,000